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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                         WARBURG PINCUS HIGH YIELD FUND

The following information supersedes certain information in the fund's Prospectuses and Statements of Additional Information.

The Credit Suisse Asset Management High Yield Management Team, which is responsible for the day-to-day management of the fund, now consists of the following investment professionals: Richard Lindquist (Managing Director), Misia Dudley (Director), Phillip Schantz (Director) (see biography below), Mary Ann Thomas (Director) and John Tobin (Director). Marianne Rossi is no longer a member of the Team.

Mr. Schantz joined CSAM in March 2000. Previously, Mr. Schantz was senior vice president and high-yield analyst at Prudential Securities from 1995 to February 2000.

Dated: May 2, 2000                                                       16-0500
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                                                                           CSISB